Note 8 - Interest Receivables	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
8.	INTEREST RECEIVABLES

The Company’s interest receivables consist of the following as at September 30, 2025 and September 30, 2024:

	September 30, 2025	September 30, 2024
	$	$
Interest receivable on bank deposits	203,153	-

During the year ended September 30, 2025, the Company earned an interest income of $1,517,760 ( September 30, 2024 - $22,600) on bank deposits and earned an interest income of $1,708 on the investment tax credits ( September 30, 2024 - $7,533).